Condensed consolidated statement of cash flows - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Profit for the financial period	$ 75,335		$ 259,197	$ 138,525		$ 478,768	$ 774,035
Adjustments for:
depreciation and amortisation charges	51,084		54,846	100,714		108,975
loss on disposal of assets	0		100	0		100
interest income	(3,424)		(4,479)	(6,084)		(7,284)
finance expense	11,476		14,400	28,026		36,103
income tax expense	2,660		1,572	4,079		3,315
Share of profit of equity-accounted investees, net of tax	(2,957)		(8,553)	(5,993)		(15,842)
equity-settled share-based payment transactions	843		1,105	1,507		1,664
Operating cash flow before working capital changes	135,017		318,188	260,774		605,799
Changes in working capital:
intangible assets	(5,696)		(2,618)	(11,983)		(5,810)
inventories	9,981		6,540	11,848		5,823
trade and other receivables, and prepayments	59,085		(22,096)	41,392		(31,281)
trade and other payables	(9,269)		1,550	25,277		(15,998)
Cash generated from operations	189,118		301,564	327,308		558,533
Income tax paid	(1,436)		(909)	(2,269)		(9,360)
Net cash provided by operating activities	187,682		300,655	325,039		549,173
Cash flows from investing activities
Acquisition of other investments	0		(308)	0		(661)
Purchase of property, plant and equipment	(41,023)		(13,309)	(68,342)		(28,674)
Purchase of intangible assets	0		0	0		(22)
Proceeds from disposal of property, plant and equipment	0		(100)	0		(100)
Proceeds from disposal of other investments	0		0	0		2,343
Interest income received	2,720		3,189	4,455		4,987
Loan to joint ventures	(973)		(5,163)	(3,753)		(7,744)
Repayment of loan by joint venture company	6,955		21,976	6,955		21,976
Equity investment in joint venture	(25)		0	(25)		0
Return of investment in joint venture	0		1,360	0		1,360
Net cash (used in)/provided by investing activities	(32,346)		7,645	(60,710)		(6,535)
Cash flows from financing activities
Proceeds from borrowings from external financial institutions	5,000		0	7,000		30,000
Repayment of borrowings to external financial institutions	(15,669)		(48,073)	(31,338)		(63,798)
Repayment of lease liabilities	(38,177)		(23,685)	(91,531)		(137,581)
Payment of financing fees	(270)		(875)	(489)		(875)
Interest paid to external financial institutions	(14,758)		(20,984)	(30,832)		(42,772)
Proceeds from exercise of employee share options	0		111	0		520
Proceeds from settlement of derivatives	4,535		7,873	7,652		15,796
Dividends paid	(50,546)		(175,666)	(65,178)		(299,186)
Purchase of treasury shares	0		0	(27,656)		0
Other finance expense paid	(296)		(1,040)	(2,214)		(4,682)
Net cash used in financing activities	(110,181)		(262,339)	(234,586)		(502,578)
Net increase in cash and cash equivalents	45,155		45,961	29,743		40,060
Cash and cash equivalents at beginning of the financial year	268,156		216,620	283,568		222,521	222,521
Cash and cash equivalents at end of the financial year	313,311		262,581	313,311		262,581	283,568
Cash and cash equivalents at end of the financial year comprises of:
Cash at bank and on hand	194,022		166,691	194,022		166,691	195,271
Cash retained in the commercial pools	119,289	[1]	95,890	119,289	[1]	95,890	88,297 [1]
Cash and cash equivalents	$ 313,311		$ 262,581	$ 313,311		$ 262,581	$ 283,568

[1]	The cash retained in the commercial pools represents cash in the pool bank accounts that are opened in the name of the Group’s pool management companies and can only be used for the operation of vessels within the commercial pools.